Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 102,434	kr 90,320
Fair value of plan assets	69,659	64,322
Deficit/surplus (+/–)	32,775	25,998
Plans with net surplus, excluding asset ceiling	3,042	2,722
Post-employment beneﬁts	35,817	28,720	kr 25,009
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	50,257	44,845
Fair value of plan assets	22,809	21,912
Deficit/surplus (+/–)	27,448	22,933
Post-employment beneﬁts	27,448	22,933
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	20,897	21,059
Fair value of plan assets	20,102	19,899
Deficit/surplus (+/–)	795	1,160
Post-employment beneﬁts	795	1,160
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	15,352	12,374
Fair value of plan assets	16,919	14,385
Deficit/surplus (+/–)	(1,567)	(2,011)
Plans with net surplus, excluding asset ceiling	2,137	2,246
Post-employment beneﬁts	570	235
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	15,928	12,042
Fair value of plan assets	9,829	8,126
Deficit/surplus (+/–)	6,099	3,916
Plans with net surplus, excluding asset ceiling	905	476
Post-employment beneﬁts	kr 7,004	kr 4,392